Related party transactions	6 Months Ended
Jun. 30, 2021
Related party transactions
Related party transactions

D4     Related party transactions

Save for the following, the nature of the related party transactions of the Group has not changed from those described in note D4 to the Group’s consolidated financial statements for the year ended 31 December 2020.

On 5 April 2021, pursuant to a separation agreement, Jackson National Life agreed to pay circa $23.5 million to Michael Falcon, the former chief executive officer of Jackson, as a series of cash lump sum payments for termination of loss of office, and agreed that Mr. Falcon will retain 98,311 Prudential ADRs that had been previously deferred under the Deferred Annual Incentive Plan. Prudential has agreed to reimburse Jackson National Life for such payments. On completion of the demerger, the Prudential ADRs will be translated into Jackson Shares with an equivalent value. They will be released on the original timeline, ie in 2022 and 2023, and will remain subject to the original malus and clawback provisions. Other than these transactions, there were no transactions with related parties during the six months ended 30 June 2021 which have had a material effect on the results or financial position of the Group.